CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	€ 8,120	€ 6,152	€ 4,883
Cost of sales	(7,448)	(5,488)	(4,393)
Gross profit	672	664	490
Selling and administrative expenses	(282)	(258)	(237)
Research and development expenses	(48)	(39)	(39)
Other gains and losses - net	(8)	117	(89)
Income from operations	334	484	125
Finance costs - net	(131)	(167)	(159)
Income / (loss) before tax	203	317	(34)
Income tax benefit / (expense)	105	(55)	17
Net income / (loss)	308	262	(17)
Net income / (loss) attributable to:
Equity holders of Constellium	301	257	(21)
Non-controlling interests	7	5	4
Net income / (loss)	€ 308	€ 262	€ (17)
Earnings per share attributable to the equity holders of Constellium (in Euros)
Basic (in EUR per share)	€ 2.10	€ 1.82	€ (0.15)
Diluted (in EUR per share)	€ 2.06	€ 1.75	€ (0.15)
Weighted average number of shares
Basic (in shares)	143,625,764	140,995,106	138,739,635
Diluted (in shares)	146,605,716	147,169,971	138,739,635